Derivative financial instrument liabilities (Details 5) $ in Thousands	6 Months Ended
Feb. 29, 2024 USD ($) oz
Expiry Date 1 [Member]
IfrsStatementLineItems [Line Items]
Quantity ounces | oz	600
Floor Price	$ 1,850
Ceiling Price	$ 2,150
Expiry Date	Mar. 26, 2024
Expiry Date 2 [Member]
IfrsStatementLineItems [Line Items]
Quantity ounces | oz	600
Floor Price	$ 1,850
Ceiling Price	$ 2,150
Expiry Date	Apr. 26, 2024
Expiry Date 3 [Member]
IfrsStatementLineItems [Line Items]
Quantity ounces | oz	600
Floor Price	$ 1,850
Ceiling Price	$ 2,150
Expiry Date	May 29, 2024